Debt - Schedule of Difference in Contractual Cash Flows for Debt Excluding Finance Lease Liabilities with the Carrying Amount (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	$ 47,081	$ 52,322
Bank and other borrowings	1,690	2,078
Total (excluding interest)	48,771	54,400
Interest	18,317	20,056
Carrying amount	77,078	81,541
EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	17,681	21,672
Carrying amount	0	0
US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	29,400	30,650
Carrying amount	0	0
Bonds
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(395)	(567)
Carrying amount	46,686	51,755
Bonds | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(260)	(414)
Carrying amount	17,421	21,258
Bonds | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(135)	(153)
Carrying amount	29,265	30,497
Bank and other borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	0	(1)
Carrying amount	1,690	2,077
Total (excluding interest)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Difference from carrying amount	(395)	(568)
Carrying amount	48,376	53,832
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	6,036	4,292
Bank and other borrowings	885	1,060
Total (excluding interest)	6,921	5,352
Interest	1,437	1,569
Less than one year | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	3,286	3,042
Less than one year | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	2,750	1,250
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	3,792	6,194
Bank and other borrowings	169	230
Total (excluding interest)	3,961	6,424
Interest	1,265	1,452
Between 1 and 2 years | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	1,042	3,444
Between 1 and 2 years | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	2,750	2,750
Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	2,344	3,856
Bank and other borrowings	69	73
Total (excluding interest)	2,413	3,929
Interest	1,184	1,285
Between 2 and 3 years | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	2,344	1,106
Between 2 and 3 years | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	0	2,750
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	5,207	2,489
Bank and other borrowings	289	346
Total (excluding interest)	5,496	2,835
Interest	1,162	1,207
Between 3 and 4 years | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	3,707	2,489
Between 3 and 4 years | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	1,500	0
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	2,333	5,442
Bank and other borrowings	32	53
Total (excluding interest)	2,365	5,495
Interest	1,055	1,177
Between 4 and 5 years | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	833	3,942
Between 4 and 5 years | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	1,500	1,500
5 years and later
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	27,369	30,049
Bank and other borrowings	246	316
Total (excluding interest)	27,615	30,365
Interest	12,214	13,366
5 years and later | EMTN
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	6,469	7,649
5 years and later | US shelf
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bonds	$ 20,900	$ 22,400